OPERATING SEGMENTS: - Schedule of Major Customers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer A [Member]
Concentration Risk [Line Items]
Major Customers	22.00%
Customer B [Member]
Concentration Risk [Line Items]
Major Customers	25.00%
Customer C [Member]
Concentration Risk [Line Items]
Major Customers	27.00%
Customer D [Member]
Concentration Risk [Line Items]
Major Customers		100.00%